SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT
Useful life
Buildings	20 years
Machinery and equipment	10 years
Office and electric equipment	3 years

SCHEDULE OF CURRENT EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2022	December 31, 2021
Year-end spot rate	US$1=RMB 6.8972	US$1=RMB 6.3726
Average rate	US$1=RMB 6.7312	US$1=RMB 6.4505